Risk/Return Detail Data - FidelityFlexConservativeIncomeBondFund-PRO	Dec. 01, 2023
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Flex® Funds Fidelity Flex® Conservative Income Bond Fund October 30, 2023 Prospectus
Strategy Narrative [Text Block]	Normally maintaining a dollar-weighted average maturity of one year or less.Normally investing in securities with a maximum maturity of four years. Effective December 6, 2023, the following information has been removed from the "Fund Summary" section under the "Principal Investment Strategies" heading. Investing up to 5% of assets in lower quality investment-grade securities.